Instruments eligible as capital (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Instruments Eligible As Capital
Balance at beginning of the year	$ 3,988	$ 11,507	$ 12,056
Interest accrued, net of gain from repurchases	235	(2,815)	(882)
Fair value changes	19	53	8,192
Own credit transferred to OCI	(40)	29	(2,008)
Repurchase	(3,984)	(6,126)
Effect of changes in exchange rates (OCI)	(218)	1,340	(5,851)
Balance at end of the year		$ 3,988	$ 11,507